ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

April 27, 2016

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: Allianz Funds Multi-Strategy Trust (the “Trust”)

(Registration Nos. 333-148624 and 811-22167)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1. the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated April 24, 2016, for Class C shares of AllianzGI Best Styles Global Equity Fund and Class A and Class C shares of each of AllianzGI Best Styles Emerging Markets Equity Fund, AllianzGI Best Styles International Equity Fund and AllianzGI Best Styles U.S. Equity Fund, each a series of the Trust, do not differ from those contained in Post-Effective Amendment No. 86 to the Trust’s Registration Statement on Form N-1A (the “Best Styles Amendment”); and

2. the text of the Best Styles Amendment was filed electronically with the Commission on April 22, 2016 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7831 with any questions or comments regarding this matter.

Kind regards,

/s/ Robert M. Schmidt

Robert M. Schmidt

cc:	Thomas J. Fuccillo, Esq.
Angela Borreggine, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Angela C. Jaimes, Esq.